Summary of Significant Accounting Policies - Summary of Information About Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2025
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	May 12, 2011
Jurisdiction of Incorporation	Victoria
Country of Incorporation	CA
Eupraxia Holdings, Inc. [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	Oct. 10, 2012
Jurisdiction of Incorporation	Delaware
Country of Incorporation	US
Effective Interest	95.00%
Eupraxia Pharmaceuticals USA, LLC [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	Oct. 10, 2012
Jurisdiction of Incorporation	Delaware
Country of Incorporation	US
Effective Interest	95.00%
AMDM Holdings Inc. [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	Apr. 06, 2016
Jurisdiction of Incorporation	Washington
Country of Incorporation	US
Effective Interest	95.00%
Eupraxia Pharma, Inc. [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	Jan. 07, 2021
Jurisdiction of Incorporation	Delaware
Country of Incorporation	US
Effective Interest	95.00%
Eupraxia Pharmaceuticals Australia Pty Ltd. [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	Jul. 04, 2022
Jurisdiction of Incorporation	Victoria
Country of Incorporation	AU
Effective Interest	100.00%
Eupraxia Pharma USA Inc. [Member] | Subsidiaries [Member]
Summary Of Information About Subsidiaries [Line Items]
Date of Incorporation	May 17, 2023
Jurisdiction of Incorporation	Delaware
Country of Incorporation	US
Effective Interest	100.00%